LONG-TERM INVESTMENTS, NET - Long term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS, NET
Equity investments without readily determinable fair values	¥ 30,821		¥ 19,821
Equity method investments	718,094		738,128
Available-for-sale debt investments	45,773
Long term investments	¥ 794,688	$ 108,872	¥ 757,949